INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 -	INVENTORIES
Inventories consist of raw materials, work in process and finished goods and are stated at the lower of cost (first-in, first-out basis) or market (net realizable value), and summarized as follows:

	December 31, 2013	March 31, 2013
Raw Materials	$978,192	$774,758
Work-in-Process	553,453	676,726
Finished Goods	—	—
Less: Inventory Reserve	—	(93,338)
Total Inventory	$1,531,645	$1,358,146

NOTE 3	INVENTORIES

Inventories are recorded at the lower of cost or market.  Inventories at March 31, 2013 and 2012 consist of the following:

	2013	2012
Finished Goods	$—	$—
Work-in-Process	676,726	25,200
Raw Materials	774,758	373,020
	1,451,484	398,220
Less: Inventory Valuation Reserve	(93,338)	(93,338)
	$1,358,146	$304,882

The Inventory Valuation Reserve as of March 31, 2013 and March 31, 2012, consists of raw materials with an aggregate cost of $93,338 being expired materials with no commercial value